Contracted concessional, PP&E and other intangible assets	3 Months Ended
Mar. 31, 2023
Contracted Concessional, PP&E And Other Intangible Assets [Abstract]
Contracted concessional, PP&E and other intangible assets
Note 6. - Contracted concessional, PP&E and other intangible assets

The Company has assets recorded as contracted concessional assets in accordance with IFRIC 12, property plant and equipment in accordance with IAS 16 and right of use assets under IFRS 16 or intangible assets under IAS 38.

The detail of assets included in the heading ‘Contracted concessional, PP&E and other intangible assets’ as of March 31, 2023 and December 31, 2022 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	816,348	2,724	9,031,763	123,314	962,641	10,936,790
Amortization and impairment	(72,065)	-	(3,195,237)	(28,731)	(208,061)	(3,504,094)
Total as of March 31, 2023	744,283	2,724	5,836,526	94,583	754,580	7,432,696

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	818,170	2,787	8,976,243	109,176	956,606	10,862,982
Amortization and impairment	(69,557)	-	(3,088,778)	(26,316)	(195,072)	(3,379,723)
Total as of December 31, 2022	748,613	2,787	5,887,465	82,860	761,534	7,483,259

No losses from impairment of contracted concessional, PP&E and other intangible assets, excluding the change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the three-month periods ended March 31, 2023 and 2022. The impairment provision based on the expected credit losses on contracted concessional financial assets increased by $3 million in the three-month period ended March 31, 2023 (decrease of $3 million in the three-month period ended March 31, 2022), primarily in ACT.